Subsequent Events (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified				0 Months Ended	2 Months Ended
	Aug. 03, 2012	Jun. 30, 2012	Dec. 31, 2011	Jul. 02, 2012 First DP2 Suezmax Shuttle Tanker Financing [Member]	Aug. 16, 2012 Second DP2 Suezmax Shuttle Tanker Financing [Member]
Subsequent events [Line Items]
Loan duration in years				8	8
Loan amount drawn down		$ 1,474,166	$ 1,515,663	$ 13,800	$ 13,800
Quarterly dividend per share	$ 0.15